UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012
                                               ------------------

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):     /__/ is a restatement.
                                          /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          ARTAL GROUP S.A.
Address:       10-12 avenue Pasteur, L-2310
               Luxembourg, Luxembourg

Form 13F File Number:  028-15027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.* **

Person Signing this Report on Behalf of Reporting Manager:

Name:          Anne Goffard
Title:         Authorized Person
Phone:         352224259-1

Signature, Place and Date of Signing:

/s/ Anne Goffard               New York, NY                    November 14, 2012
----------------               ------------                    -----------------
[Signature]                    [City, State]                   [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Although the Reporting Manager is not yet required to file reports pursuant to Section 13(f) of the Exchange Act, the Reporting Manager is voluntarily filing this report to continue the public reporting of certain securities previously reported on Form 13F by Ulys, L.L.C. On March 31, 2012, Ulys, L.L.C. transferred its limited liability company interests in Invus Advisors, L.L.C. and Invus Public Equities Advisors, LLC to Artal International S.C.A. As a result, Artal International S.C.A., a wholly owned subsidiary of Artal Group S.A., replaced Ulys, L.L.C. as the managing member of each of Invus Advisors, L.L.C. and Invus Public Equities, LLC and, along with the persons controlling it, assumed investment discretion over the securities held by Invus Advisors, L.L.C. and Invus Public Equities, LLC.

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/__/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/__/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          6

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:     $2,806,656 (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number       Name
---         --------------------       ----

1.          028-15028                  Stichting Administratiekantoor Westend
2.          028-15029                  Westend S.A.
3.          028-15031                  Artal International Management S.A.
4.          028-15033                  Artal International S.C.A.
5.          028-11522                  Invus Public Equities Advisors, LLC
6.          028-14596                  Invus Advisors, L.L.C.

                                ARTAL GROUP S.A.
                           FORM 13F INFORMATION TABLE
                        QUARTER ENDED SEPTEMBER 30, 2012


                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
---------------------------- ---------------- --------- --------- ----------- --- ---- ---------- --------- ----------- ------ ----
ACORDA THERAPEUTICS INC      COM              00484M106    38,415   1,500,000 SH       DEFINED    1,2,3,4,5   1,500,000
ACORDA THERAPEUTICS INC      COM              00484M106     2,561     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000
AFFYMETRIX INC               COM              00826T108    11,935   2,750,000 SH       DEFINED    1,2,3,4,5   2,750,000
AFFYMETRIX INC               COM              00826T108     2,170     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
AGENUS INC                   COM NEW          00847G705     1,891     410,130 SH       DEFINED    1,2,3,4,5     410,130
AMARIN CORP PLC              SPONS ADR NEW    023111206    12,261     975,000 SH       DEFINED    1,2,3,4,5     975,000
AMERICAN INTL GROUP INC      COM NEW          026874784     6,558     200,000 SH       DEFINED    1,2,3,4,5     200,000
ARCH COAL INC                COM              039380100     3,798     600,000 SH  CALL DEFINED    1,2,3,4,5     600,000
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A     G0457F107    15,430   1,000,000 SH       DEFINED    1,2,3,4,5   1,000,000
ARRAY BIOPHARMA INC          COM              04269X105    16,354   2,797,900 SH       DEFINED    1,2,3,4,5   2,797,900
AUXILIUM PHARMACEUTICALS INC COM              05334D107    52,276   2,137,200 SH       DEFINED    1,2,3,4,5   2,137,200
AUXILIUM PHARMACEUTICALS INC COM              05334D107     3,669     150,000 SH  CALL DEFINED    1,2,3,4,5     150,000
AUXILIUM PHARMACEUTICALS INC COM              05334D107    12,230     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401     8,907   2,783,500 SH       DEFINED    1,2,3,4,5   2,783,500
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401     1,600     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
BAIDU INC                    SPON ADR REP A   056752108     7,013      60,000 SH       DEFINED    1,2,3,4,5      60,000
BANK OF AMERICA CORPORATION  COM              060505104       883     100,000 SH       DEFINED    1,2,3,4,5     100,000
BANK OF AMERICA CORPORATION  COM              060505104       883     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000


                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
---------------------------- ---------------- --------- --------- ----------- --- ---- ---------- --------- ----------- ------ ----
BEAZER HOMES USA INC         COM              07556Q105     3,550   1,000,000 SH       DEFINED    1,2,3,4,5   1,000,000
BIODEL INC                   COM NEW          09064M204       863     290,740 SH       DEFINED    1,2,3,4,5     290,740
BIOMARIN PHARMACEUTICAL INC  COM              09061G101    18,117     450,000 SH       DEFINED    1,2,3,4,5     450,000
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    11,245     650,000 SH       DEFINED    1,2,3,4,5     650,000
CAPITAL ONE FINL CORP        COM              14040H105    22,804     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000
CEMENTOS PACASMAYO S A A     SPON ADR REP 5   15126Q109     4,552     400,000 SH       DEFINED    1,2,3,4,5     400,000
CERES INC                    COM              156773103    23,043   4,056,935 SH       DEFINED    1,2,3,4     4,056,935
CISCO SYS INC                COM              17275R102    13,370     700,000 SH  CALL DEFINED    1,2,3,4,5     700,000
COACH INC                    COM              189754104     5,602     100,000 SH  PUT  DEFINED    1,2,3,4,5     100,000
CONSTANT CONTACT INC         COM              210313102     1,740     100,000 SH  PUT  DEFINED    1,2,3,4,5     100,000
CITIGROUP INC                UNIT 99/99/9999  172967416     4,170      43,000 SH       DEFINED    1,2,3,4,5      43,000
EXPRESS SCRIPTS HLDG CO      COM              30219G108    26,618     425,000 SH       DEFINED    1,2,3,4,5     425,000
EXPRESS SCRIPTS HLDG CO      COM              30219G108     6,263     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000
EXPRESS SCRIPTS HLDG CO      COM              30219G108    12,526     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000
FACEBOOK INC                 CL A             30303M102     4,332     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000
FLUIDIGM CORP DEL            COM              34385P108     5,319     312,899 SH       DEFINED    1,2,3,4,6     312,899
FORD MOTOR CO                COM PAR $0.01    345370860     9,860   1,000,000 SH  CALL DEFINED    1,2,3,4,5   1,000,000
FOREST LABS INC              COM              345838106    10,683     300,000 SH  CALL DEFINED    1,2,3,4,5     300,000


                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
---------------------------- ---------------- --------- --------- ----------- --- ---- ---------- --------- ----------- ------ ----
FURIEX PHARMACEUTICALS INC   COM              36106P101    17,714     928,400 SH       DEFINED    1,2,3,4,5     928,400
IMMUNOGEN INC                COM              45253H101    17,508   1,200,000 SH       DEFINED    1,2,3,4,5   1,200,000
IRONWOOD PHARMACEUTICALS INC COM CL A         46333X108     2,772     216,879 SH       DEFINED    1,2,3,4,6     216,879
ISHARES TR                   BARCLYS 20+ YR   464287432    18,633     150,000 SH  PUT  DEFINED    1,2,3,4,5     150,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106    13,752     900,000 SH       DEFINED    1,2,3,4,5     900,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     7,640     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
LEXICON PHARMACEUTICALS INC  COM              528872104    12,884   5,553,292 SH       DEFINED    1,2,3,4,5   5,553,292
LEXICON PHARMACEUTICALS INC  COM              528872104   567,980 244,818,843 SH       DEFINED    1,2,3,4,6 244,818,843
LILLY ELI & CO               COM              532457108    18,964     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000
MERITOR INC                  COM              59001K100     7,420   1,750,000 SH       DEFINED    1,2,3,4,5   1,750,000
METLIFE INC                  COM              59156R108    25,845     750,000 SH       DEFINED    1,2,3,4,5     750,000
METLIFE INC                  COM              59156R108     6,892     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000
MICROVISION INC              *W EXP 07/23/201 594960163        18     360,515 SH       DEFINED    1,2,3,4,5     360,515
MORGAN STANLEY               COM NEW          617446448     4,185     250,000 SH  CALL DEFINED    1,2,3,4,5     250,000
MORGAN STANLEY               COM NEW          617446448     8,370     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000


                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
---------------------------- ---------------- --------- --------- ----------- --- ---- ---------- --------- ----------- ------ ----
NEKTAR THERAPEUTICS          COM              640268108    24,713   2,315,000 SH       DEFINED    1,2,3,4,5   2,315,000
ONYX PHARMACEUTICALS INC     COM              683399109    21,125     250,000 SH       DEFINED    1,2,3,4,5     250,000
ONYX PHARMACEUTICALS INC     COM              683399109     8,450     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000
PACIFIC BIOSCIENCE CALIF IN  COM              69404D108       366     200,000 SH       DEFINED    1,2,3,4,5     200,000
PFIZER INC                   COM              717081103    27,335   1,100,000 SH  CALL DEFINED    1,2,3,4,5   1,100,000
POTASH CORP SASK INC         COM              73755L107     6,513     150,000 SH       DEFINED    1,2,3,4,5     150,000
PROCTER & GAMBLE CO          COM              742718109    27,744     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000
QUALCOMM INC                 COM              747525103    24,988     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    18,358     250,000 SH  CALL DEFINED    1,2,3,4,5     250,000
SMART TECHNOLOGIES INC       CL A SUB VTG S   83172R108     1,790   1,098,369 SH       DEFINED    1,2,3,4,5   1,098,369
TEMPUR PEDIC INTL INC        COM              88023U101     2,690      90,000 SH  CALL DEFINED    1,2,3,4,5      90,000
VIPSHOP HLDGS LTD            SPONSORED ADR    92763W103     6,320     842,700 SH       DEFINED    1,2,3,4,5     842,700
VRINGO INC                   COM              92911N104     1,015     350,000 SH  CALL DEFINED    1,2,3,4,5     350,000
WEIGHT WATCHERS INTL INC NEW COM              948626106 1,517,952  28,749,089 SH       DEFINED    1,2,3,4    28,749,089
XOMA CORP DEL                COM              98419J107     3,229     875,000 SH       DEFINED    1,2,3,4,5     875,000